Share-based payment (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payment
Amount of outstanding shares and weighted average grant date fair value

Active share-based payment plans by instrument

	Performance shares outstanding at target		Restricted shares outstanding
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares at target	EUR(1)	shares outstanding	EUR(1)
As of January 1, 2016	22 928 850		2 104 474
Granted	23 110 479	4.70	5 406 682	4.73
Forfeited	(1 489 070)		(255 023)
Vested(2)	(1 132 709)		(1 286 596)
As of December 31, 2016	43 417 550		5 969 537
Granted	29 983 190	5.08	2 366 008	4.90
Forfeited	(2 589 904)		(807 556)
Vested(2)	(10 294 593)		(1 959 287)
As of December 31, 2017	60 516 243		5 568 702
Granted	36 943 251	4.39	1 479 350	4.47
Forfeited	(4 146 246)		(1 431 215)
Vested(2)	(10 169 717)		(2 034 789)
As of December 31, 2018(3)	83 143 531		3 582 048
(1)

The fair values of performance and restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period.

(2)	Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.
(3)	Includes 18 969 595 performance shares for the Performance Share Plan 2016 and 178 428 Restricted Shares that vested on January 1, 2019.

Performance plan information

Global performance share plans as of December 31, 2018:

	Performance shares	Confirmed payout	Performance	Restriction	Settlement
Plan	outstanding at target	(% of target)	period	period(1)	year
2015	–	124	2015-2016	2017	2018
2016	18 969 595	46	2016-2017	2018	2019
2017	27 696 747	29	2017-2018	2019	2020
2018	36 477 189	–	2018-2019	2020	2021
(1)	The restriction period will be no less than one year from the end of the performance period.

Schedule of stock options outstanding and exercisable

		Weighted	Weighted		Weighted
		average exercise	average share	Number of	average exercise
	Number	price	price	options	price
Shares under option	of shares	EUR	EUR	exercisable	EUR
As of January 1, 2016	3 640 286	4.67		2 318 911	5.97
Exercised	(832 900)	2.52	4.87
Forfeited	(17 875)	2.57
Expired	(1 188 490)	7.81
As of December 31, 2016	1 601 021	3.34		1 197 771	3.56
Exercised	(415 750)	2.13	4.93
Forfeited	(215 000)	2.71
Expired	(522 771)	5.65
As of December 31, 2017	447 500	2.07		447 500	2.07
Exercised	(424 500)	2.06	5.07
Forfeited	–
Expired	–
As of December 31, 2018	23 000	2.35		23 000	2.35